Trade and other receivables - Summary of trade and other current receivables (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade receivables	₽ 61,028	₽ 52,462
Taxes receivable	2,955	2,647
Receivables from shareholders	50
Other receivables	5,087	2,799
Total trade and other receivables	69,120	57,908
Trade and other receivables
Trade and other receivables
Allowance for expected credit losses	₽ 5,734	₽ 3,781